Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2014 and 2015 comprised the following:

	2014	2015
	Millions of yen
Cash	¥847,980	¥807,817
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	2,212	802
Time deposits, certificates of deposit and other	134,271	40,555

Total	¥984,463	¥849,174